United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8776

                ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                    Date of reporting period: April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



[LOGO] AllianceBernstein (R)
Investment Research and Management

AllianceBernstein All-Asia
Investment Fund
International Regional

                                                                  April 30, 2005

                               SEMI-ANNUAL REPORT

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.



Investment Products Offered

=================================
    o Are Not FDIC Insured
    o May Lose Value
    o Are Not Bank Guaranteed
=================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 27, 2005


Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein All-Asia Investment Fund (the "Fund") for the semi-annual reporting period ended April 30, 2005. Based on the recent approval by All-Asia Investment Fund shareholders on June 24, 2005, current shareholders will receive an equal investment in the AllianceBernstein International Research Growth Fund in exchange for their All-Asia Investment Fund shares and will assume that Fund's new name. Shortly thereafter, shareholders will receive a new AllianceBernstein International Research Growth Fund prospectus and a letter explaining relevant changes.

Investment Objective and Policies
All-Asia Investment Fund is an open-end fund that seeks long-term capital appreciation. The Fund invests primarily in equity securities issued by companies based in Asia and the Pacific Region.

Investment Results
The table on page 4 shows the Fund's performance over the past six- and 12-month periods ended April 30, 2005. The table also provides performance data for the Fund's benchmark, the Morgan Stanley Capital International (MSCI) AC Asia Pacific Free Index, as well as the Lipper Pacific Region Funds Average (the "Lipper Average"). Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.

The Fund underperformed its benchmark during both the six- and 12-month periods ended April 30, 2005. The Fund maintained underweighted positions in developed markets within Asia ex-Japan during both periods under review. The Fund also held underweighted positions in the Asian emerging markets during the last three months of the period ended April 30, 2005. India was the largest country bet within the Asian ex-Japan markets and was a positive contributor to the Fund's performance.

In Japan, the Fund maintained approximately the same market weight as the benchmark for both the six- and 12- month periods. Since Japan is the largest component within the Fund's investment portfolio, negative stock selection in Japan impacted the Fund's overall performance, especially during the 12-month period. The six-month period was also affected by broader fears of high oil prices and the consequent impact on global growth.

Market Review and Investment Strategy
Most Asia ex-Japan markets performed well during both the six- and 12-month periods ended April 30, 2005. Hong Kong returns were good during the reporting period, helped by stronger corporate earnings and an improved outlook on unemployment. Singapore gross domestic product (GDP) growth improved during the periods under review while Australia, despite a robust economy, was a fairly valued market. Indonesia, helped by flows and increased confidence in growth, was the



--------------------------------------------------------------------------------
                                  AllianceBernstein All-Asia Investment Fund o 1
best performing market. Despite concerns about rising input costs, inflation and slowing growth, China outperformed during the 12-month period ended April 30, 2005. India recovered despite an unexpected election outcome as the underlying economic growth was reflected in strong corporate earnings.

Not all markets performed as well. Korean domestic demand outlook remains questionable while Taiwan technology stocks suffered from poor pricing and demand environment. The Thai markets were distracted by elections and insurgency while Malaysia underperformed due to slower growth. Japan trailed other Asia Pacific countries, dragging the index downward. The slowdown of the Japanese economic recovery became evident in the first half of the 12-month period; in the later half of the period, some better economic news enabled the Japanese market to progress.

The Fund did not have any exposure to stocks in New Zealand, Pakistan, the Philippines or Sri Lanka during the 12-month period ended April 30, 2005.


--------------------------------------------------------------------------------
2 o AllianceBernstein All-Asia Investment Fund

HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions and does not account for taxes. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses on an annual basis to 3.00%, 3.70%, 3.70% and 2.70% of the average daily net assets of Class A, Class B, Class C and Advisor Class shares, respectively.

Benchmark Disclosure
The unmanaged Morgan Stanley Capital International (MSCI) AC Asia Pacific Free Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI AC Asia Pacific Free Index is a free float-adjusted market capitalization index that measures the performance of both developed and emerging markets in 14 Asia Pacific region countries. For both the six- and 12-month periods ended April 30, 2005, the Lipper Pacific Region Funds Average consisted of 32 funds. These funds have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk
The Fund's assets will be invested in foreign securities (some in emerging market nations), which can magnify portfolio value fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. The Fund may invest all of its assets within a single region, which may present greater risk than investment in a more diversified fund. While the Fund invests principally in common stocks and other equity securities, in order to achieve its objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)

--------------------------------------------------------------------------------
                                  AllianceBernstein All-Asia Investment Fund o 3

HISTORICAL PERFORMANCE
(continued from previous page)


                                            ------------------------------------
                                                        Returns
  THE FUND VS. ITS BENCHMARK                ------------------------------------
  PERIODS ENDED APRIL 30, 2005               6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein All-Asia Investment Fund
   Class A                                      7.30%             6.94%
--------------------------------------------------------------------------------
   Class B                                      6.97%             6.19%
--------------------------------------------------------------------------------
   Class C                                      6.95%             6.17%
--------------------------------------------------------------------------------
   Advisor Class                                7.50%             7.32%
--------------------------------------------------------------------------------
  MSCI AC Asia Pacific Free Index               8.05%             8.87%
--------------------------------------------------------------------------------
  Lipper Pacific Region Funds Average           8.91%             9.13%
--------------------------------------------------------------------------------


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
4 o AllianceBernstein All-Asia Investment Fund

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2005
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns

Class A Shares
1 Year                              6.94%                     2.43%
5 Years                           -11.52%                   -12.29%
10 Years                           -3.14%                    -3.55%

Class B Shares
1 Year                              6.19%                     2.19%
5 Years                           -12.14%                   -12.14%
10 Years                           -3.68%                    -3.68%

Class C Shares
1 Year                              6.17%                     5.17%
5 Years                           -12.13%                   -12.13%
10 Years                           -3.82%                    -3.82%

Advisor Class Shares
1 Year                              7.32%
5 Years                           -11.34%
Since Inception*                   -4.96%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------

Class A Shares
1 Year                                                       -0.62%
5 Years                                                     -14.00%
10 Years                                                     -3.54%

Class B Shares
1 Year                                                       -0.85%
5 Years                                                     -13.87%
10 Years                                                     -3.68%

Class C Shares
1 Year                                                        2.14%
5 Years                                                     -13.85%
10 Years                                                     -3.78%


* Inception Date: 10/1/96 for Advisor Class shares.

See Historical Performance disclosures on page 3.


--------------------------------------------------------------------------------
                                  AllianceBernstein All-Asia Investment Fund o 5

FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below. Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    Beginning           Ending
                                Account Value    Account Value    Expenses Paid
                             November 1, 2004   April 30, 2005   During Period*
--------------------------------------------------------------------------------
Class A
Actual                                 $1,000      $1,073.00       $   15.42
Hypothetical
   (5% return before expenses)         $1,000      $1,009.92       $   14.95
--------------------------------------------------------------------------------
Class B
Actual                                 $1,000      $1,069.72       $   18.99
Hypothetical
   (5% return before expenses)         $1,000      $1,006.45       $   18.41
--------------------------------------------------------------------------------
Class C
Actual                                 $1,000      $1,069.47       $   18.99
Hypothetical
   (5% return before expenses)         $1,000      $1,006.45       $   18.41
--------------------------------------------------------------------------------
Advisor Class
Actual                                 $1,000      $1,075.00       $   13.89
Hypothetical
   (5% return before expenses)         $1,000      $1,011.41       $   13.47
--------------------------------------------------------------------------------
* Expenses are equal to the classes' annualized expense ratios of 3.00%, 3.70%, 3.70% and 2.70%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (reflect the one-half year period).


--------------------------------------------------------------------------------
6 o AllianceBernstein All-Asia Investment Fund

PORTFOLIO SUMMARY
April 30, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $26.0



SECTOR BREAKDOWN*
  28.4% Finance
  15.3% Consumer Manufacturing
  14.8% Technology
   8.5% Consumer Services
   8.1% Basic Industry                  [PIE GRAPH OMITTED]
   7.3% Energy
   6.5% Multi-Industry
   5.6% Capital Goods
   4.2% Health Care
   0.7% Transportation
   0.6% Utilities


TEN LARGEST HOLDINGS
April 30, 2005 (unaudited)

                                                               Percent of
Company                                  U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
Denso Corp.                             $   1,029,478                 3.9%
--------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.      1,019,893                 3.9
--------------------------------------------------------------------------------
Mitsubishi Corp.                              971,500                 3.7
--------------------------------------------------------------------------------
JFE Holdings, Inc.                            951,732                 3.7
--------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                  816,785                 3.1
--------------------------------------------------------------------------------
Honda Motor Co., Ltd.                         765,199                 2.9
--------------------------------------------------------------------------------
Hoya Corp.                                    751,735                 2.9
--------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.         748,729                 2.9
--------------------------------------------------------------------------------
Canon, Inc.                                   728,188                 2.8
--------------------------------------------------------------------------------
Bharti Tele-Ventures, Ltd.                    719,423                 2.8
--------------------------------------------------------------------------------
                                        $   8,502,662                32.6%


* All data are as of April 30, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


--------------------------------------------------------------------------------
                                  AllianceBernstein All-Asia Investment Fund o 7

PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-97.2%
Australia-12.4%
Australia & New Zealand Banking Group, Ltd. ......         29,374     $  495,916
BHP Billiton, Ltd. ...............................         52,073        658,794
James Hardie Industries NV .......................         23,390        102,563
National Australia Bank, Ltd. ....................          8,868        202,737
Perpetual Trustees Australia, Ltd. ...............         10,424        421,197
QBE Insurance Group, Ltd. ........................         31,106        363,809
St. George Bank, Ltd. ............................         17,673        342,134
Westpac Banking Corp., Ltd. ......................         17,169        262,368
Woodside Petroleum, Ltd. .........................         20,191        372,810
                                                                      ----------
                                                                       3,222,328
                                                                      ----------
China-2.6%
China Petroleum and Chemical Corp.
(Sinopec) Cl. H ..................................        746,000        293,435
China Telecom Corp., Ltd. Cl. H ..................        430,000        146,373
CNOOC, Ltd. ......................................        415,000        223,269
                                                                      ----------
                                                                         663,077
                                                                      ----------
Hong Kong-5.1%
Cheung Kong Holdings, Ltd. .......................         25,000        236,326
Esprit Holdings, Ltd. ............................         67,000        499,134
Li & Fung, Ltd. ..................................        160,000        306,903
Sun Hung Kai Properties, Ltd. ....................         30,000        287,301
                                                                      ----------
                                                                       1,329,664
                                                                      ----------
India-4.3%
Bharti Tele-Ventures, Ltd.(a) ....................        151,470        719,423
Infosys Technologies, Ltd. .......................          7,200        311,935
Tata Motors, Ltd. ................................         10,100         95,255
                                                                      ----------
                                                                       1,126,613
                                                                      ----------
Japan-60.4%
ACOM Co., Ltd. ...................................          4,780        307,260
Aeon Credit Service Co., Ltd. ....................          5,300        350,115
Astellas Pharma, Inc. ............................          7,800        282,432
Canon, Inc. ......................................         14,000        728,188
Daido Steel Co., Ltd. ............................         50,000        196,928
Denso Corp. ......................................         43,500      1,029,478
East Japan Railway Co. ...........................             36        187,325
Funai Electric Co., Ltd. .........................          4,400        498,746
Hitachi Chemical Co., Ltd. .......................         14,300        243,827
Honda Motor Co., Ltd. ............................         15,900        765,199
Hoya Corp. .......................................          7,200        751,735
Japan Wind Development Co., Ltd.(a) ..............             59        130,539
JFE Holdings, Inc. ...............................         34,300        951,732
Leopalace21 Corp. ................................         22,400        341,975
Mitsubishi Corp. .................................         70,900        971,500


--------------------------------------------------------------------------------
8 o AllianceBernstein All-Asia Investment Fund

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Mitsubishi Tokyo Financial Group, Inc. ...........            118    $ 1,019,893
Mitsui & Co., Ltd. ...............................         72,000        683,316
NHK Spring Co., Ltd. .............................         66,000        501,631
Nidec Corp. ......................................          2,200        258,277
Nippon Mining Holdings, Inc. .....................        135,000        816,785
Nitto Denko Corp. ................................         12,100        659,855
NOK Corp. ........................................         19,900        519,029
Nomura Holdings, Inc. ............................         33,200        422,374
Sankyo Co., Ltd. .................................          3,600        177,545
Shionogi & Co., Ltd. .............................         28,000        389,126
Sumitomo Mitsui Financial Group, Inc. ............            116        748,729
Suzuki Motor Corp. ...............................         20,600        350,855
Takeda Pharmaceutical Co., Ltd. ..................          7,800        379,587
TDK Corp. ........................................          4,000        278,625
Tokyo Electron, Ltd. .............................          7,500        385,301
Toyoda Machine Works, Ltd. .......................         32,000        327,518
Yasuragi Co., Ltd.(a) ............................          2,700         90,446
                                                                     -----------
                                                                      15,745,871
                                                                     -----------
Malaysia-0.7%
Public Bank Berhad ...............................        106,000        192,822
                                                                     -----------

Singapore-2.0%
Oversea-Chinese Banking Corp. ....................         32,000        262,276
Singapore Airlines, Ltd. .........................         38,000        260,259
                                                                     -----------
                                                                         522,535
                                                                     -----------
South Korea-5.0%
Hyundai Motor Co. ................................          3,460        188,317
Kookmin Bank .....................................          6,880        292,049
Samsung Electronics Co., Ltd. ....................          1,210        553,405
Shinhan Financial Group Co., Ltd. ................         10,170        265,418
                                                                     -----------
                                                                       1,299,189
                                                                     -----------
Taiwan-4.0%
Cathay Financial Holding Co., Ltd. ...............         72,830        131,719
Chinatrust Financial Holding Co., Ltd. ...........        129,271        148,599
Hon Hai Precision Industry Co., Ltd. .............         70,954        337,289
Taiwan Semiconductor Manufacturing Co., Ltd. .....        245,754        409,078
                                                                     -----------
                                                                       1,026,685
                                                                     -----------
Thailand-0.7%
Advanced Info Service Public Co., Ltd. ...........         79,100        190,506
                                                                     -----------

Total Investments-97.2%
   (cost $19,214,244) ............................                    25,319,290
Other assets less liabilities-2.8% ...............                       735,196
                                                                     -----------
Net Assets-100% ..................................                   $26,054,486
                                                                     -----------


(a) Non-income producing security.

See notes to financial statements.


--------------------------------------------------------------------------------
                                  AllianceBernstein All-Asia Investment Fund o 9

STATEMENT OF ASSETS & LIABILITIES
April 30, 2005 (unaudited)

Investments in securities, at value (cost $19,214,244) .......     $ 25,319,290
Cash .........................................................          581,994
Foreign cash, at value (cost $378,182) .......................          381,835
Dividends and interest receivable ............................          101,809
Receivable for capital stock sold ............................           60,650
Receivable for investment securities sold ....................           22,223
                                                                   ------------
Total assets .................................................       26,467,801
                                                                   ------------
Liabilities
Payable for investment securities purchased ..................          116,893
Payable for capital stock redeemed ...........................          108,935
Distribution fee payable .....................................           12,820
Advisory fee payable .........................................           11,743
Transfer Agent fee payable ...................................           11,112
Accrued expenses .............................................          151,812
                                                                   ------------
Total liabilities ............................................          413,315
                                                                   ------------
Net Assets ...................................................     $ 26,054,486
                                                                   ------------
Composition of Net Assets
Capital stock, at par ........................................     $      4,269
Additional paid-in capital ...................................       39,318,854
Accumulated net investment loss ..............................         (184,369)
Accumulated net realized loss on investment
   and foreign currency transactions .........................      (19,193,979)
Net unrealized appreciation of investments
   and foreign currency denominated assets and liabilities ...        6,109,711
                                                                   ------------
                                                                   $ 26,054,486
                                                                   ------------

Calculation of Maximum Offering Price Per Share

                                           Net Asset Value and:   Maximum
                                        -----------------------  -------------
                              Shares      Offering  Redemption   Offering
Class         Net Assets    Outstanding     Price      Price      Price*
--------------------------------------------------------------------------------
A             $ 8,260,967     1,307,358         --    $ 6.32      $ 6.60
--------------------------------------------------------------------------------
B             $ 8,947,553     1,535,580    $  5.83        --          --
--------------------------------------------------------------------------------
C             $ 3,408,138       582,867    $  5.85        --          --
--------------------------------------------------------------------------------
Advisor       $ 5,437,828       843,172    $  6.45    $ 6.45          --
--------------------------------------------------------------------------------


* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

See notes to financial statements.


--------------------------------------------------------------------------------
10 o AllianceBernstein All-Asia Investment Fund

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2005 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $25,421)................  $       257,935
Interest...............................            2,148   $       260,083
                                         ---------------
Expenses
Management fee.........................          101,438
Distribution fee--Class A..............           12,715
Distribution fee--Class B..............           48,248
Distribution fee--Class C..............           17,654
Custodian..............................           86,746
Transfer agency........................           79,198
Legal..................................           40,548
Audit..................................           31,860
Printing...............................           28,070
Directors' fees and expenses...........           28,006
Registration...........................           23,522
Administrative.........................           21,000
Miscellaneous..........................            8,228
                                         ---------------
Total expenses.........................          527,233
Less: expenses waived and reimbursed
   by the Adviser (see Note B).........          (83,153)
Less: expense offset arrangement
   (see Note B)........................             (286)
                                         ---------------
Net expenses...........................                            443,794
                                                           ---------------
Net investment loss....................                           (183,711)
                                                           ---------------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.............                          1,500,361
   Foreign currency transactions.......                             (1,443)
Net change in unrealized appreciation/
   depreciation of:
   Investments.........................                            537,832
   Foreign currency denominated
      assets and liabilities...........                              2,560
                                                           ---------------
Net gain on investment and foreign
  currency transactions..................                        2,039,310
                                                           ---------------
Net Increase in Net Assets
   from Operations.....................                    $     1,855,599
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 11

STATEMENT OF CHANGES IN NET ASSETS



                                         Six Months Ended    Year Ended
                                          April 30, 2005    October 31,
                                            (unaudited)         2004
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss....................  $      (183,711)  $      (460,615)
Net realized gain on investment and
   foreign currency transactions.......        1,498,918         2,406,857
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities..          540,392          (378,531)
                                         ---------------   ---------------
Net increase in net assets from
   operations..........................        1,855,599         1,567,711
Capital Stock Transactions
Net decrease...........................       (1,535,775)       (2,914,172)
                                         ---------------   ---------------
Total increase (decrease)..............          319,824        (1,346,461)
Net Assets
Beginning of period....................       25,734,662        27,081,123
                                         ---------------   ---------------
End of period (including accumulated
   net investment loss of $184,369 and
   $658, respectively).................  $    26,054,486   $    25,734,662
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
12 o AllianceBernstein All-Asia Investment Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)


NOTE A
Significant Accounting Policies
AllianceBernstein All-Asia Investment Fund, Inc. (the "Fund") was organized as a Maryland corporation on September 21, 1994 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement ofAdditional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ")


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 13
are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


--------------------------------------------------------------------------------
14 o AllianceBernstein All-Asia Investment Fund

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares also have no distribution fees.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 15

NOTE B
Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 3.00%, 3.70%, 3.70% and 2.70% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended April 30, 2005, such waiver amounted to $62,153.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Under the terms of an Administrative Agreement, the Fund pays Alliance Capital Management L.P. (the "Administrator") a monthly fee equal to the annualized rate of .15% of the Fund's average daily net assets. For the six months ended April 30, 2005, the Adviser agreed to waive its fees. Such waiver amounted to $21,000.

The Administrator provides administrative functions to the Fund as well as other clerical services. The Administrator also prepares financial and regulatory reports for the Fund.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $44,750 for the six months ended April 30, 2005.

For the six months ended April 30, 2005, the Fund's expenses were reduced by $286 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $600 from the sales of Class A shares and received $205, $5,120 and $1,945 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2005.


--------------------------------------------------------------------------------
16 o AllianceBernstein All-Asia Investment Fund

Brokerage commissions paid on investment transactions for the six months ended April 30, 2005, amounted to $39,030, none of which were paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,830,509 and $888,975 for Class B and Class C shares respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2005, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
   U.S. government securities).........  $    13,483,544   $    11,472,513
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation...........................   $     6,384,417
Gross unrealized depreciation...........................          (279,371)
                                                           ---------------
Net unrealized appreciation.............................   $     6,105,046
                                                           ---------------

Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign port-


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 17
folio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The face or contract amount in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E
Capital Stock
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


              -------------------------------- ---------------------------------
                             Shares                          Amount
              -------------------------------- ---------------------------------
              Six Months Ended     Year Ended   Six Months Ended    Year Ended
                April 30, 2005    October 31,     April 30, 2005   October 31,
                   (unaudited)           2004        (unaudited)          2004
--------------------------------------------------------------------------------
Class A
Shares sold            203,767      1,008,545    $   1,297,793   $   5,781,634
--------------------------------------------------------------------------------
Shares converted
   from Class B         50,712        149,883          323,348         877,947
--------------------------------------------------------------------------------
Shares redeemed       (299,498)    (1,326,234)      (1,905,717)     (7,559,963)
--------------------------------------------------------------------------------
Net decrease           (45,019)      (167,806)   $    (284,576)  $    (900,382)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18 o AllianceBernstein All-Asia Investment Fund

              -------------------------------- ---------------------------------
                             Shares                          Amount
              -------------------------------- ---------------------------------
              Six Months Ended     Year Ended   Six Months Ended    Year Ended
                April 30, 2005    October 31,     April 30, 2005   October 31,
                   (unaudited)           2004        (unaudited)          2004
--------------------------------------------------------------------------------
Class B
Shares sold            115,214        457,600    $     675,136   $   2,442,258
--------------------------------------------------------------------------------
Shares converted
   to Class A          (54,877)      (162,552)        (323,348)       (877,947)
--------------------------------------------------------------------------------
Shares redeemed       (278,527)      (762,646)      (1,633,655)     (4,051,897)
--------------------------------------------------------------------------------
Net decrease          (218,190)      (467,598)   $  (1,281,867)  $  (2,487,586)
--------------------------------------------------------------------------------
Class C
Shares sold             77,691        514,702    $     459,689   $   2,718,256
--------------------------------------------------------------------------------
Shares redeemed       (114,268)      (626,637)        (675,537)     (3,281,476)
--------------------------------------------------------------------------------
Net decrease           (36,577)      (111,935)   $    (215,848)  $    (563,220)
--------------------------------------------------------------------------------
Advisor Class
Shares sold            188,618        703,477    $   1,235,284   $   4,086,993
--------------------------------------------------------------------------------
Shares redeemed       (150,127)      (523,900)        (988,768)     (3,049,977)
--------------------------------------------------------------------------------
Net increase            38,491        179,577    $     246,516   $   1,037,016
--------------------------------------------------------------------------------


NOTE F
Risks Involved in Investing in the Fund
Concentration of Risk--Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies. The securities markets of many Asian countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

Indemnification of Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 19

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2005.

NOTE H
Components of Accumulated Earnings (Deficit)
The tax character of distributions to be paid for the year ending October 31, 2005 will be determined at the end of the current fiscal year. As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses....................   $  (20,457,059)(a)
Unrealized appreciation/(depreciation)..................        5,332,823(b)
                                                           --------------
Total accumulated earnings/(deficit)....................   $  (15,124,236)
                                                           --------------


(a) On October 31, 2004, the Fund had a net capital loss carryforward of $20,457,059 of which $16,705,900 expires in the year 2009 and $3,751,159 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year, $2,216,233 of the capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE I
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in


--------------------------------------------------------------------------------
20 o AllianceBernstein All-Asia Investment Fund an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 21

Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquires described above.


--------------------------------------------------------------------------------
22 o AllianceBernstein All-Asia Investment Fund

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 23

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 -------------------------------------------------------------------------------------------
                                                                       Class A
                                 -------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                  April 30,                                  Year Ended October 31,
                                       2005            ---------------------------------------------------------------------
                                 (unaudited)             2004              2003           2002           2001           2000
                                 -------------------------------------------------------------------------------------------
Net asset value,
   beginning of period.........       $5.89             $5.52             $4.57          $5.24          $9.71         $10.46
                                 -------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a).........        (.03)(b)          (.08)(b)(c)       (.05)(b)       (.11)(b)       (.15)(b)       (.19)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions................         .46               .45              1.00           (.56)         (3.21)          (.56)
                                 -------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from
   operations..................         .43               .37               .95           (.67)         (3.36)          (.75)
                                 -------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gains on investment and
   foreign currency
   transactions................          -0-               -0-               -0-            -0-         (1.01)            -0-
Distributions in excess of net
   realized gains..............          -0-               -0-               -0-            -0-          (.10)            -0-
                                 -------------------------------------------------------------------------------------------
Total distributions............          -0-               -0-               -0-            -0-         (1.11)            -0-
                                 -------------------------------------------------------------------------------------------
Net asset value, end of
   period......................      $ 6.32            $ 5.89            $ 5.52         $ 4.57         $ 5.24        $  9.71
                                 ===========================================================================================
Total Return
Total investment return based
   on net asset value(d).......        7.30%             6.70%            20.79%        (12.79)%       (38.77)%        (7.17)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted).............      $8,261            $7,963            $8,385         $8,168         $9,637        $20,436
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements ...        3.00%(e)          3.00%             3.00%          3.00%          3.00%          2.35%(f)
  Expenses, before
     waivers/reimbursements ...        3.57%(e)          4.17%             4.85%          4.26%          3.19%          2.35%
  Expenses, before
     waivers/reimbursements
     excluding interest
     expense...................        3.57%(e)          4.17%             4.85%          4.26%          3.19%          2.30%(g)
  Net investment loss..........       (1.06)%(b)(e)     (1.38)%(b)(c)     (1.18)%(b)     (1.99)%(b)     (2.20)%(b)     (1.51)%
Portfolio turnover rate........          43%              137%              146%           207%           150%           153%



See footnote summary on page 28.


--------------------------------------------------------------------------------
24 o AllianceBernstein All-Asia Investment Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 -------------------------------------------------------------------------------------------
                                                                           Class B
                                 -------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                  April 30,                                  Year Ended October 31,
                                       2005            ---------------------------------------------------------------------
                                 (unaudited)             2004              2003           2002           2001           2000
                                 -------------------------------------------------------------------------------------------
Net asset value,
   beginning of period..........      $5.45             $5.14             $4.29         $ 4.95         $ 9.30         $10.09
                                 -------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)..........       (.05)(b)          (.11)(b)(c)       (.08)(b)       (.13)(b)       (.18)(b)       (.29)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions.................        .43               .42               .93           (.53)         (3.06)          (.50)
                                  -------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from
   operations ..................        .38               .31               .85           (.66)         (3.24)          (.79)
                                 -------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gains on investment and
   foreign currency
   transactions.................         -0-               -0 -              -0-            -0-         (1.01)           -0-
Distributions in excess of net
   realized gains...............         -0-               -0 -              -0-            -0-          (.10)            -0-
                                 -------------------------------------------------------------------------------------------
Total distributions.............         -0-               -0 -              -0-            -0-         (1.11)            -0-
                                 -------------------------------------------------------------------------------------------
Net asset value, end of
   period ......................     $ 5.83            $ 5.45            $ 5.14         $ 4.29         $ 4.95         $ 9.30
                                 -------------------------------------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(d)........       6.97%             6.03%            19.81%        (13.33)%       (39.25)%        (7.83)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)..............     $8,947            $9,556           $11,419        $10,513        $14,640        $35,927
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements ....       3.70%(e)          3.70%             3.70%          3.70%          3.70%          3.18%(f)
  Expenses, before
     waivers/reimbursements ....       4.39%(e)          4.99%             5.70%          5.11%          4.00%          3.18%
  Expenses, before
     waivers/reimbursements
     excluding interest
     expense ...................       4.39%(e)          4.99%             5.70%          5.11%          4.00%          3.13%(g)
  Net investment loss...........      (1.78)%(b)(e)     (2.09)%(b)(c)     (1.90)%(b)     (2.69)%(b)     (2.94)%(b)     (2.32)%
Portfolio turnover rate.........         43%              137%              146%           207%           150%           153%


See footnote summary on page 28.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 25

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 -------------------------------------------------------------------------------------------
                                                                       Class C
                                 -------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                  April 30,                                  Year Ended October 31,
                                       2005            ---------------------------------------------------------------------
                                 (unaudited)             2004              2003           2002           2001           2000
                                 -------------------------------------------------------------------------------------------
Net asset value,
   beginning of period..........      $5.47             $5.16             $4.30         $ 4.96         $ 9.32         $10.12
                                 -------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)..........       (.05)(b)          (.11)(b)(c)       (.08)(b)       (.14)(b)       (.18)(b)       (.29)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions.................        .43               .42               .94           (.52)         (3.07)          (.51)
                                 -------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from
   operations ..................        .38               .31               .86           (.66)         (3.25)          (.80)
                                 -------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gains on investment and
   foreign currency
   transactions.................         -0-               -0-               -0-            -0-         (1.01)            -0-
Distributions in excess of net
   realized gains...............         -0-               -0-               -0-            -0-          (.10)            -0-
                                 -------------------------------------------------------------------------------------------
Total distributions.............         -0-               -0-               -0-            -0-         (1.11)            -0-
                                 -------------------------------------------------------------------------------------------
Net asset value, end of
   period ......................     $ 5.85            $ 5.47            $ 5.16         $ 4.30         $ 4.96         $ 9.32
                                 -------------------------------------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(d)........       6.95%             6.01%            20.00%        (13.31)%       (39.28)%        (7.90)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)..............     $3,408            $3,387            $3,773         $2,805         $3,695        $11,284
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements ....       3.70%(e)          3.70%             3.70%          3.70%          3.70%          3.18%(f)
  Expenses, before
     waivers/reimbursements ....       4.30%(e)          4.90%             5.59%          5.00%          3.94%          3.18%
  Expenses, before
     waivers/reimbursements
     excluding interest
     expense....................       4.30%(e)          4.90%             5.59%          5.00%          3.94%          3.13%(g)
  Net investment loss...........      (1.78)%(b)(e)     (2.07)%(b)(c)     (1.80)%(b)     (2.74)%(b)     (2.93)%(b)     (2.31)%
Portfolio turnover rate.........         43%              137%              146%           207%           150%           153%



See footnote summary on page 28


--------------------------------------------------------------------------------
26 o AllianceBernstein All-Asia Investment Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 -------------------------------------------------------------------------------------------
                                                                       Advisor Class
                                 -------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                  April 30,                                  Year Ended October 31,
                                       2005            ---------------------------------------------------------------------
                                 (unaudited)             2004              2003           2002           2001           2000
                                 -------------------------------------------------------------------------------------------
Net asset value,
   beginning of period..........      $6.00             $5.61             $4.64          $5.31          $9.81         $10.54
                                 -------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment loss(a)..........       (.03)(b)          (.06)(b)(c)       (.04)(b)       (.09)(b)       (.12)(b)       (.17)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions.................        .48               .45              1.01           (.58)         (3.27)          (.56)
                                 -------------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from
   operations .................         .45               .39               .97           (.67)         (3.39)          (.73)
                                 -------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
   gains on investment and
   foreign currency
   transactions.................         -0-               -0-               -0-            -0-         (1.01)            -0-
Distributions in excess of net
   realized gains...............         -0-               -0-               -0-            -0-          (.10)            -0-
                                 -------------------------------------------------------------------------------------------
Total distributions.............         -0-               -0-               -0-            -0-         (1.11)            -0-
                                 -------------------------------------------------------------------------------------------
Net asset value, end of period       $ 6.45            $ 6.00            $ 5.61         $ 4.64         $ 5.31         $ 9.81
                                 -------------------------------------------------------------------------------------------
Total Return
Total investment return based
   on net asset value(d)........       7.50%             6.95%            20.91%        (12.62)%       (38.68)%        (6.93)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)..............     $5,438            $4,829            $3,504         $2,528         $2,736         $5,155
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements ....       2.70%(e)          2.70%             2.70%          2.70%          2.70%          2.19%(f)
  Expenses, before
     waivers/reimbursements ....       3.27%(e)          3.82%             4.53%          3.96%          2.89%          2.19%
  Expenses, before
     waivers/reimbursements
     excluding interest
     expense...................        3.27%(e)          3.82%             4.53%          3.96%          2.89%          2.14%(g)
  Net investment loss..........        (.79)%(b)(e)     (1.08)%(b)(c)      (.91)%(b)     (1.69)%(b)     (1.90)%(b)     (1.31)%
Portfolio turnover rate.                 43%              137 %             146%           207%           150%           153%



See footnote summary on page 28.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 27

(a) Based on average shares outstanding.

(b) Net of expenses waived/reimbursed by the Adviser.

(c) Net of expenses waived by the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e) Annualized

(f) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                               Year Ended
                            October 31, 2000
                          ------------------
  Class A...............         2.34%
  Class B...............         3.17%
  Class C...............         3.16%
  Advisor Class.........         2.18%


(g) Net of interest expense of .04 % on credit facility. (see Note G)


--------------------------------------------------------------------------------
28 o AllianceBernstein All-Asia Investment Fund

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
David H. Dievler(1)
John H. Dobkin(1)
Alan Stoga(1)


OFFICERS


Marc O. Mayer, President and Chief Executive Officer
Philip L.Kirstein, Senior Vice President and Independent Compliance Officer Hiroshi Motoki(2), Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Bhaskar Laxminarayan(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public
Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672



(1) Member of the Audit Committee, Governance and Nominating Committee and Independent Directors Committee.

(2) Messrs. Motoki and Laxminarayan are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 29

ALLIANCEBERNSTEIN FAMILY OF FUNDS


--------------------------------------------------------------------------------
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy

--------------------------------------------------------------------------------
  Blended Style Funds
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

--------------------------------------------------------------------------------
  Growth Funds
  Domestic
  Growth Fund
  Mid-Cap Growth Fund
  Large Cap Growth Fund*
  Small Cap Growth Portfolio

  Global & International
  Global Health Care Fund*
  Global Research Growth Fund
  Global Technology Fund*
  Greater China '97 Fund
  International Growth Fund*
  International Research Growth Fund*

--------------------------------------------------------------------------------
  Value Funds
  Domestic
  Balanced Shares
  Focused Growth & Income Fund*
  Growth & Income Fund
  Real Estate Investment Fund
  Small/Mid-Cap Value Fund*
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

--------------------------------------------------------------------------------
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

--------------------------------------------------------------------------------
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

--------------------------------------------------------------------------------
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II






We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research GrowthFund. On July 8, 2005, New Europe Fund will merge into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
30 o AllianceBernstein All-Asia Investment Fund

NOTES



--------------------------------------------------------------------------------
                                 AllianceBernstein All-Asia Investment Fund o 31

NOTES


--------------------------------------------------------------------------------
32 o AllianceBernstein All-Asia Investment Fund

ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (R)
Investment Research and Management




AAFSR0405

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.



ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.



ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.     DESCRIPTION OF EXHIBIT

         11 (b) (1)      Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (b) (2)      Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein All-Asia Investment Fund, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    June 29, 2005

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    June 29, 2005